Earnings Per Share - Schedule of earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income/(loss) attributable to shareholders	$ 16,967	$ 11,779	$ (10,408)
Weighted average number of ordinary shares (in shares)	54,106,142	40,451,474	30,763,911
Share options (in shares)	141,000	141,000	0
Weighted average number of shares, adjusted for dilution (in shares)	54,247,142	40,592,474	30,763,911
Earnings/(loss) per share: Basic and diluted (in USD per share)	$ 0.31	$ 0.29	$ (0.34)